Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	TAX-MANAGED GROWTH PORTFOLIO
Entity Central Index Key	0001002667
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000014300
Shareholder Report [Line Items]
Fund Name	Tax-Managed Growth Portfolio
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tax-Managed Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Tax-Managed Growth Fund 1.1. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Growth Portfolio	$23	0.43%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.43%
AssetsNet	$ 5,714,723,829
Holdings Count | Holding	161
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,714,723,829
# of Portfolio Holdings	161
Portfolio Turnover Rate	4%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.2%
Real Estate	0.7%
Utilities	1.0%
Materials	1.8%
Energy	3.4%
Consumer Staples	6.2%
Industrials	8.3%
Consumer Discretionary	10.1%
Health Care	11.7%
Communication Services	11.9%
Financials	12.4%
Information Technology	32.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	7.1%
Microsoft Corp.	7.1%
NVIDIA Corp.	6.5%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	3.4%
Alphabet, Inc., Class C	3.2%
Alphabet, Inc., Class A	2.7%
Eli Lilly & Co.	2.0%
JPMorgan Chase & Co.	1.8%
Costco Wholesale Corp.	1.7%
Total	40.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]